Prepayment for Construction of New Plant (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2010
Prepayment for Construction of New Plant (Details) [Line Items]
Prepayment for construction					$ 17,826,251
Recognized in construction in progress	$ 110,041		$ 16,401,778
Amount transferred construction in progress	$ 22,960,220
Construction in progress [Member]
Prepayment for Construction of New Plant (Details) [Line Items]
Recognized in construction in progress		$ 6,537,016
Construction in progress [Member] | Second & Third Phase [Member]
Prepayment for Construction of New Plant (Details) [Line Items]
Recognized in construction in progress		$ 15,525,413
Kaixin Anhui [Member]
Prepayment for Construction of New Plant (Details) [Line Items]
Prepayment for construction			$ 9,747,897	$ 6,363,853